Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 6) - Companhia Paranaense De Energia Copel [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Dividends receivables	R$ 2,644,431	R$ 1,942,406
Copel Geracaoe Transmissao [Member]
Disclosure of subsidiaries [line items]
Dividends receivables	1,699,433	1,274,433
Copel Distribuicao [Member]
Disclosure of subsidiaries [line items]
Dividends receivables	663,654	460,904
Copel Comercializacao [Member]
Disclosure of subsidiaries [line items]
Dividends receivables	280,873	185,341
Compagas [Member]
Disclosure of subsidiaries [line items]
Dividends receivables	0	12,400
U E G Araucaria [Member]
Disclosure of subsidiaries [line items]
Dividends receivables	0	8,756
Dona Francisca [Member]
Disclosure of subsidiaries [line items]
Dividends receivables	54	514
Other Investments 1 [Member]
Disclosure of subsidiaries [line items]
Dividends receivables	R$ 417	R$ 58